Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Purchase expense of Inventory	$ 497,703	$ 602,265	$ 760,305	$ 420,823
Sold in product				37,431
Revenue from related parties				37,431
Russian Affiliate [Member]
Related party payable	$ 115,815		$ 166,875
Inventory purchases	$ 10,875	$ 0	$ 10,875	$ 10,875
Minimum [Member]
Percentage of commission to sell inventory	5.00%		5.00%
Maximum [Member]
Percentage of commission to sell inventory	10.00%		10.00%